Intangible Assets, Net (Schedule of Carrying Amounts of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Intangible assets with a finite useful life	$ 105,525	$ 1,311
Intangible assets with an indefinite useful life or not yet available for use	118,757	141
Goodwill and intangible assets, net	$ 224,282	$ 1,452